Deferred Policy Acquisition Costs (DAC) and Value of Business Acquired (VOBA) (Tables)	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
Deferred Policy Acquisition Costs
The following table provides a reconciliation of the beginning and ending balance for DAC:

	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Unamortized balance at beginning of period	$407.2	$202.8	$—	$677.5
Deferral of acquisition costs	260.6	239.9	215.4	19.6
Adjustments for realized (gains) losses (1)	(1.5)	(4.6)	(1.6)	(0.4)
Amortization – excluding unlocking	(39.7)	(30.9)	(9.9)	(8.4)
Amortization – impact of unlocking (1)	(4.1)	—	(1.1)	(0.2)
Adjustment for Closed Block (2)	(12.6)	—	—	—
Unamortized balance at end of period	609.9	407.2	202.8	688.1
Accumulated effect of net unrealized (gains) losses	34.4	(21.0)	(3.4)	(41.0)
Balance at end of period	$644.3	$386.2	$199.4	$647.1
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(1)
Includes the impact of assumption and experience unlocking related to quarterly investment prepayment activity, as well as the Company's annual unlocking process, which takes place during the third quarter of each year. Adjustments for realized (gains) losses also includes the impact from annual unlocking.

(2)	The DAC balance associated with policies reinsured under the Reinsurance Transaction was reclassified to the beginning balance of the deposit asset.

Present Value of Future Insurance Profits
The following table provides a reconciliation of the beginning and ending balance for VOBA:

	Successor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016
Unamortized balance at beginning of period	$358.1	$413.4	$457.6
Adjustments related to realized (gains) losses (1)	10.1	(11.9)	4.5
Amortization – excluding unlocking	(42.8)	(41.8)	(40.7)
Amortization – impact of unlocking (1)	(5.1)	(1.6)	(8.0)
Unamortized balance at end of period	320.3	358.1	413.4
Accumulated effect of net unrealized (gains) losses	58.4	(48.1)	(16.1)
Balance at end of period	$378.7	$310.0	$397.3
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(1)
Includes the impact of assumption and experience unlocking related to quarterly investment prepayment activity, as well as the Company's annual unlocking process, which takes place during the third quarter of each year. Adjustments for realized (gains) losses also includes the impact from annual unlocking.

Present Value of Future Insurance Profits, Expected Amortization
The following table sets forth the estimated future VOBA amortization expense, net of interest, for the next 5 years, based on the balance recorded as of December 31, 2018:

Year	Amount
2019	$40.3
2020	35.0
2021	29.8
2022	24.3
2023	18.2